Commitments and contingencies - Geographic Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Third party reinsurance
Net written premiums	$ 1,504.8	$ 1,502.6	$ 1,357.1
U.S.
Third party reinsurance
Net written premiums	963.7	922.3	794.7
Europe
Third party reinsurance
Net written premiums	278.3	268.9	276.5
Canada, the Caribbean, Bermuda and Latin America
Third party reinsurance
Net written premiums	98.9	102.5	103.6
Asia and Other
Third party reinsurance
Net written premiums	$ 163.9	$ 208.9	$ 182.3